SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Raw materials	$ 782,035	$ 665,450	$ 695,580
Work in process	250,820	250,820	585,387
Finished goods	3,042,439	2,907,670	3,568,633
Inventory	$ 4,075,294	$ 3,823,940	$ 4,849,600